Share Based Payments - Equity incentive plan - Non-vested share awards (Table) (Details) - 6 months ended Jun. 30, 2015 - $ / shares	Total
Number of Shares
Non-vested, December 31, 2014	348,500
Granted	100,000
Non-vested, June 30, 2015	448,500
Weighted Average Fair Value
Non-vested, December 31, 2014	$ 4.15
Granted	1.74
Non-vested, June 30, 2015	$ 3.85